Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 8,784,008	$ 2,668,210	$ 99,245	$ 4,796,570	$ 195,837	$ 85,670	$ 16,629,540
ANGOLA
Total	23,833	328,357	642	1,513,749	66,440	7,752	1,940,773
ANGOLA | Agência Nacional de Petróleo, Gás e Biocombustíveis [Member]
Total				402,032	66,440	7,752	476,224
ANGOLA | Banco Nacional de Angola [Member]
Total	23,833	328,357					352,190
ANGOLA | Caixa do Tesouro Nacional [Member]
Total			642				642
ANGOLA | Sonangol Pesquisa & Produção [Member]
Total				1,111,717			1,111,717
ARGENTINA
Total	87,473	129,878	236		16,737		234,324
ARGENTINA | Administración Federal de Ingresos Públicos [Member]
Total	75,161						75,161
ARGENTINA | Direccion General Rentas Capital [Member]
Total	1,870						1,870
ARGENTINA | Rentas Generales Neuquen [Member]
Total	10,443	129,878	236		16,737		157,293
AUSTRALIA
Total	3,952,925		22,474			1,009	3,976,408
AUSTRALIA | Australian Earth Science Education [Member]
Total						378	378
AUSTRALIA | Australian Taxation Office [Member]
Total	3,798,196						3,798,196
AUSTRALIA | Construction Training Fund [Member]
Total			1,211				1,211
AUSTRALIA | Department of Energy, Mines, Industry Regulation and Safety [Member]
Total			603				603
AUSTRALIA | Department of Finance [Member]
Total			801				801
AUSTRALIA | Department of Industry, Science and Resources [Member]
Total	142,010						142,010
AUSTRALIA | Department of Jobs, Tourism, Science and Innovation [Member]
Total			64			492	556
AUSTRALIA | Department of Mines and Petroleum [Member]
Total	3,359		723				4,082
AUSTRALIA | Department of Planning, Lands and Heritage [Member]
Total			2,647				2,647
AUSTRALIA | Department of Transport [Member]
Total			390				390
AUSTRALIA | Department of Water and Environmental Regulation [Member]
Total			974				974
AUSTRALIA | National Offshore Petroleum Safety and Environmental Management Authority [Member]
Total			1,370				1,370
AUSTRALIA | National Offshore Petroleum Titles Administrator [Member]
Total			779				779
AUSTRALIA | Pilbara Port Authority [Member]
Total			909				909
AUSTRALIA | Shire of Ashburton [Member]
Total	9,359		8,390			140	17,889
AUSTRALIA | Western Australian Land Authority [Member]
Total			3,613				3,613
BANGLADESH
Total	69,605		726	813,550		200	884,080
BANGLADESH | PetroBangla [Member]
Total	69,605		726	813,550		200	884,080
CANADA
Total	808,658	198,355	9,565				1,016,578
CANADA | Alberta Energy Regulator [Member]
Total			1,901				1,901
CANADA | Canada Development Investment Corporation [Member]
Total		33,995					33,995
CANADA | Canada Newfoundland & Labrador Offshore Petroleum Board [Member]
Total			6,067				6,067
CANADA | Government of Alberta [Member]
Total	162,084		127				162,211
CANADA | Government of Newfoundland and Labrador [Member]
Total		107,197					107,197
CANADA | Minister of Finance [Member]
Total			1,172				1,172
CANADA | Municipal District of Greenview [Member]
Total	2,305						2,305
CANADA | Newfoundland Exchequer [Member]
Total			298				298
CANADA | Northern Rockies Regional [Member]
Total	166						166
CANADA | Provincial Treasurer [Member]
Total		10,111					10,111
CANADA | Receiver General for Canada [Member]
Total	644,103	47,051					691,154
CHINA
Total	54,930		13,762				68,692
CHINA | Guangdong Provincial Tax Bureau [Member]
Total	3,408		2,010				5,418
CHINA | Kaizhou Tax Bureau [Member]
Total	5,728						5,728
CHINA | Tianjin Tax Bureau [Member]
Total	36,886		11,752				48,638
CHINA | XuanHan Tax Bureau [Member]
Total	8,907						8,907
CONGO, THE DEMOCRATIC REPUBLIC OF THE
Total	13,720		209	2,511			16,440
CONGO, THE DEMOCRATIC REPUBLIC OF THE | Direction Generale Du Tresor [Member]
Total	12,383						12,383
CONGO, THE DEMOCRATIC REPUBLIC OF THE | Ministry of Finance [Member]
Total	1,337		209				1,545
CONGO, THE DEMOCRATIC REPUBLIC OF THE | Societe Nationale des Petroles du Congo [Member]
Total				2,511			2,511
EQUATORIAL GUINEA
Total	319,762	213,187	699	610,398		963	1,145,008
EQUATORIAL GUINEA | GE Petrol [Member]
Total				260,362			260,362
EQUATORIAL GUINEA | Ministerio de Minas e Hidrocarburos [Member]
Total		213,187	699	350,036		963	564,885
EQUATORIAL GUINEA | Tesoro Público [Member]
Total	319,762						319,762
INDONESIA
Total	6,336		196	29,600			36,132
INDONESIA | Directorate General of Taxes [Member]
Total	6,336						6,336
INDONESIA | PT Surveyor Indonesia [Member]
Total			196				196
INDONESIA | SKK Migas [Member]
Total				29,600			29,600
ISRAEL
Total	299,013	154,164					453,177
ISRAEL | Ministry of Finance [Member]
Total	299,013						299,013
ISRAEL | Ministry of Energy [Member]
Total		154,164					154,164
KAZAKHSTAN
Total	152,685						152,685
KAZAKHSTAN | The State Revenue Committee [Member]
Total	152,685						152,685
SAUDI ARABIA
Total	715,622	407,077				5,000	1,127,699
SAUDI ARABIA | Saudi Arabian Monetary Authority [Member]
Total	715,622	407,077					1,122,699
SAUDI ARABIA | Saudi Petroleum Services Polytechnic [Member]
Total						5,000	5,000
MYANMAR
Total	28,134						28,134
MYANMAR | Large Taxpayers’ Office [Member]
Total	28,134						28,134
NIGERIA
Total	792,289	445,354	33,325	1,826,764		70,746	3,168,477
NIGERIA | Federal Government of Nigeria [Member]
Total			4,860				4,860
NIGERIA | Federal Inland Revenue Service [Member]
Total	792,289		526				792,815
NIGERIA | Host Communities Development Trust [Member]
Total			428				428
NIGERIA | Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]
Total			709	156,301			157,010
NIGERIA | Nigerian National Petroleum Company Limited [Member]
Total			9,133	$ 1,670,463			1,679,596
NIGERIA | Nigerian Upstream Petroleum Regulatory Commission [Member]
Total		445,354	17,669				463,022
NIGERIA | Niger Delta Development Commission [Member]
Total						$ 70,746	70,746
THAILAND
Total	94,223	106,449					200,673
THAILAND | Ministry of Energy, Department of Mineral Fuels [Member]
Total		106,449					106,449
THAILAND | Ministry of Finance, Revenue Department [Member]
Total	94,223						94,223
UNITED KINGDOM
Total	191,080						191,080
UNITED KINGDOM | HM Revenue & Customs [Member]
Total	191,080						191,080
UNITED STATES
Total	1,173,720	685,388	17,412		112,660		1,989,181
UNITED STATES | Bureau of Land Management [Member]
Total			1,740				1,740
UNITED STATES | Department of the Interior [Member]
Total			3,278		$ 112,660		115,938
UNITED STATES | Internal Revenue Service [Member]
Total	$ 1,173,720						1,173,720
UNITED STATES | Office of Natural Resources Revenue [Member]
Total		$ 685,388	$ 12,394				$ 697,783